Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
A, C, Select Shares | JPMorgan Real Return Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	JPMorgan Real Return Fund Class/Ticker: A/RRNAX; C/RRNCX; Select/RRNSX
Objective [Heading]		rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize inflation protected return.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	53.00%
Expense Footnotes [Text Block]		rr_ExpenseFootnotesTextBlock	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]		rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As part of its principal strategy, the Fund primarily invests in Treasury Inflation Protected Securities (TIPS). “Real Return” in the Fund’s name means the total return of a security less the actual rate of inflation. TIPS are debt securities of varying maturities issued by the U.S. Treasury that pay interest based on a fixed percentage of inflation-adjusted principal. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the Non-Seasonally Adjusted Consumer Price Index for All Urban Consumers (CPI-U).

In addition to investments in TIPS, the Fund may invest in derivatives, which are instruments based on another instrument, exchange rate or index. The Fund may use futures contracts, options, price locks and swaps to provide inflation-protection, maintain interest rate, sector and yield curve exposure, to manage interest rate risk and duration, and to gain exposure to the TIPS markets. The Fund may also use such derivatives in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Although the Fund primarily uses TIPS to implement its principal strategy, the Fund may invest up to 15% of its total assets in non-dollar denominated inflation-linked debt securities issued or guaranteed by foreign governments and foreign governmental entities as part of its principal strategy. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.

			The adviser buys and sells TIPS and other investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual investments that it believes will perform well over market and inflationary cycles. The adviser makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, duration, anticipated inflation and yield curve considerations.
Risk [Heading]		rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

TIPS and Inflation-Linked Securities Risk. TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of TIPS and other inflation-linked securities tend to decline when real interest rates increase. In addition, interest payments on inflation-linked securities are unpredictable. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Interest Rate Risk. The Fund’s investments in TIPS and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Derivatives Risk. Derivatives, including futures contracts, options, price locks and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Foreign and Sovereign Debt Risk. Non-dollar denominated, inflation-linked securities issued or guaranteed by foreign governments or foreign governmental entities (which are a type of sovereign debt) are subject to additional risks including political and economic risks, civil conflicts and wars, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. There is a risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or other failure to put in place economic reforms. There is no legal process for collecting sovereign debts that are not paid nor are there bankruptcy proceedings through which all or part of the sovereign debt that has not been repaid may be collected. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years, and the life of the Fund. The table compares that performance to the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years, and the life of the Fund.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2009	4.66%
Worst Quarter	2nd quarter, 2013	–7.33%
			The Fund’s year-to-date total return through 3/31/15 was 1.32%.
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan Real Return Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses		rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expense		rr_ExpensesOverAssets	1.24%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	rr_NetExpensesOverAssets	0.76%
1 Year		rr_ExpenseExampleYear01	$ 450
3 Years		rr_ExpenseExampleYear03	708
5 Years		rr_ExpenseExampleYear05	986
10 Years		rr_ExpenseExampleYear10	1,778
1 Year		rr_ExpenseExampleNoRedemptionYear01	450
3 Years		rr_ExpenseExampleNoRedemptionYear03	708
5 Years		rr_ExpenseExampleNoRedemptionYear05	986
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,778
Past 1 Year		rr_AverageAnnualReturnYear01	(1.52%)
Past 5 Years		rr_AverageAnnualReturnYear05	2.55%
Life of Fund		rr_AverageAnnualReturnSinceInception	2.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
A, C, Select Shares | JPMorgan Real Return Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses		rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expense		rr_ExpensesOverAssets	1.74%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.41%
1 Year		rr_ExpenseExampleYear01	$ 244
3 Years		rr_ExpenseExampleYear03	516
5 Years		rr_ExpenseExampleYear05	913
10 Years		rr_ExpenseExampleYear10	2,024
1 Year		rr_ExpenseExampleNoRedemptionYear01	144
3 Years		rr_ExpenseExampleNoRedemptionYear03	516
5 Years		rr_ExpenseExampleNoRedemptionYear05	913
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,024
Past 1 Year		rr_AverageAnnualReturnYear01	0.81%
Past 5 Years		rr_AverageAnnualReturnYear05	2.68%
Life of Fund		rr_AverageAnnualReturnSinceInception	2.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
A, C, Select Shares | JPMorgan Real Return Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses		rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expense		rr_ExpensesOverAssets	1.00%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	rr_NetExpensesOverAssets	0.61%
1 Year		rr_ExpenseExampleYear01	$ 62
3 Years		rr_ExpenseExampleYear03	280
5 Years		rr_ExpenseExampleYear05	514
10 Years		rr_ExpenseExampleYear10	1,189
1 Year		rr_ExpenseExampleNoRedemptionYear01	62
3 Years		rr_ExpenseExampleNoRedemptionYear03	280
5 Years		rr_ExpenseExampleNoRedemptionYear05	514
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,189
2006		rr_AnnualReturn2006	(0.06%)
2007		rr_AnnualReturn2007	9.04%
2008		rr_AnnualReturn2008	(5.13%)
2009		rr_AnnualReturn2009	10.21%
2010		rr_AnnualReturn2010	5.70%
2011		rr_AnnualReturn2011	13.24%
2012		rr_AnnualReturn2012	6.44%
2013		rr_AnnualReturn2013	(9.12%)
2014		rr_AnnualReturn2014	2.49%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.32%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.33%)
Past 1 Year		rr_AverageAnnualReturnYear01	2.49%
Past 5 Years		rr_AverageAnnualReturnYear05	3.48%
Life of Fund		rr_AverageAnnualReturnSinceInception	3.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
A, C, Select Shares | JPMorgan Real Return Fund | Return After Taxes on Distributions | Select Class
Risk/Return:		rr_RiskReturnAbstract
Past 1 Year		rr_AverageAnnualReturnYear01	1.98%
Past 5 Years		rr_AverageAnnualReturnYear05	2.68%
Life of Fund		rr_AverageAnnualReturnSinceInception	2.01%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
A, C, Select Shares | JPMorgan Real Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:		rr_RiskReturnAbstract
Past 1 Year		rr_AverageAnnualReturnYear01	1.49%
Past 5 Years		rr_AverageAnnualReturnYear05	2.46%
Life of Fund		rr_AverageAnnualReturnSinceInception	2.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
A, C, Select Shares | JPMorgan Real Return Fund | BARCLAYS U.S. TIPS INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 Year		rr_AverageAnnualReturnYear01	3.64%
Past 5 Years		rr_AverageAnnualReturnYear05	4.11%
Life of Fund		rr_AverageAnnualReturnSinceInception	4.32%
A, C, Select Shares | JPMorgan Real Return Fund | LIPPER INFLATION-PROTECTED BOND FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 Year		rr_AverageAnnualReturnYear01	2.14%
Past 5 Years		rr_AverageAnnualReturnYear05	3.63%
Life of Fund		rr_AverageAnnualReturnSinceInception	3.70%

[1]	(under $1 million)
[2]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[3]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.